General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and administrative expenses
Schedule of general and administrative expenses

	2023	2022	2021
Personnel expenses	13,055	15,249	10,713
Legal, consulting and audit expenses	5,382	8,299	8,134
Insurance expenses	2,800	3,493	2,613
Other expenses	3,438	5,034	2,758
	24,675	32,075	24,218